LEASE (Tables)	12 Months Ended
Dec. 31, 2017
LEASE
Schedule of capital lease and other financing obligations

	December 31, 2016			December 31, 2017
	Capital lease obligations	Other financing obligations	Total	Capital lease obligations	Other financing obligations	Total
Within 1 year	71,300	22,044	93,344	212,780	45,007	257,787
After 1 year but within 2 years	85,783	38,443	124,226	220,293	63,151	283,444
After 2 years but within 3 years	92,677	39,548	132,225	316,475	75,685	392,160
After 3 years but within 4 years	193,202	41,586	234,788	144,052	76,678	220,730
After 4 years but within 5 years	71,501	42,287	113,788	141,910	80,832	222,742
After 5 years	716,089	725,178	1,441,267	1,900,744	1,469,318	3,370,062

Total	1,230,552	909,086	2,139,638	2,936,254	1,810,671	4,746,925

Less total future interest	(552,060)	(450,670)	(1,002,730)	(1,209,120)	(905,590)	(2,114,710)
Less: estimated building costs	—	(25,356)	(25,356)	—	(231,228)	(231,228)

Present value of lease and other financing obligations	678,492	433,060	1,111,552	1,727,134	673,853	2,400,987

Including:
Current portion			88,593			97,943

Non-current portion			1,022,959			2,303,044

Schedule of Future minimum operating lease payments
Twelve-months ending December 31,
2018	135,599
2019	101,152
2020	88,587
2021	48,939
2022	48,723
Thereafter	337,355

Total	760,355